10. BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2018
Biological Assets
BIOLOGICAL ASSETS

The balance of biological assets is segregated in current and non-current assets are set forth below:

	12.31.18	12.31.17

Live animals	1,513.1	1,510.5
Total current	1,513.1	1,510.5

Live animals	698.4	639.8
Forests	362.9	263.9
Total non-current	1,061.3	903.7
	2,574.4	2,414.2

The rollforward of biological assets for the year is set forth below:

	Current						Non-current
	Live animals				Total		Live animals				Forests		Total
	Poultry		Pork				Poultry		Pork
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Beginning balance	699.9	770.8	810.6	874.3	1,510.5	1,645.1	325.9	349.1	313.9	298.3	263.9	270.0	903.7	917.4
Additions/Transfer	415.4	547.9	1,820.0	1,692.0	2,235.4	2,239.9	246.3	84.3	233.6	203.8	31.9	35.3	511.8	323.4
Business combination	-	103.0	-	-	-	103.0	-	-	-	-	-	-	-	-
Changes in fair value (1)	967.0	1,290.4	228.1	88.7	1,195.1	1,379.1	(95.9)	(31.0)	(144.7)	(113.4)	106.9	7.4	(133.7)	(137.0)
Harvest	-	-	-	-	-	-	-	-	-	-	(36.6)	(41.2)	(36.6)	(41.2)
Write-off	-	-	-	-	-	-	(6.2)	(8.4)	-	(0.2)	(8.1)	(3.7)	(14.3)	(12.3)
Transfer between current and non-current	65.1	69.9	71.4	78.7	136.5	148.6	(65.1)	(69.9)	(71.5)	(72.5)	-	-	(136.6)	(142.4)
Transfer to inventories	(1,539.5)	(2,076.2)	(1,980.5)	(1,921.2)	(3,520.0)	(3,997.4)	-	-	-	-	-	-	-	-
Exchange variation	(18.7)	(5.9)	(6.5)	(1.9)	(25.2)	(7.8)	(3.5)	1.8	(5.8)	(2.1)	-	-	(9.3)	(0.3)
Restatement by Hyperinflation	-	-	-	-	-	-	0.1	-	3.1	-	-	-	3.2	-
Transfer to assets held for sale (2)	(6.4)	-	(12.8)	-	(19.2)	-	(20.1)	-	(11.6)	-	4.9	(3.9)	(26.8)	(3.9)
Ending balance	582.8	699.9	930.3	810.6	1,513.1	1,510.5	381.4	325.9	317.0	313.9	362.9	263.9	1,061.3	903.7

(1)         The change in the fair value of biological assets includes depreciation of breeding stock and depletion of forests in the amount of R$811.8 (R$758.7 or the year ended December 31, 2017).

(2)      Amount arising from the assets held for sale (note 12).

The acquisitions of biological assets for production (non-current) occur when there is an expectation that the production plan cannot be met with its own animals and, usually, these acquisitions refer to immature animals in the beginning of the life cycle.

The living animals comprises poultry and pork and are segregated into consumable and for production.

The animals classified as consumables are those intended for slaughtering to produce in-natura meat or processed products. Until they reach the adequate weight for slaughtering, they are classified as immature. The slaughtering and production process occurs sequentially and in a very short period of time, so that only live animals ready for slaughtering are classified as mature.

The animals classified as for production (breeding stock) are those that have the function of producing other biological assets. Until they reach the age of reproduction they are classified as immature and when they are able to initiate the reproductive cycle, they are classified as mature.

The Company determined that cost approach is the most appropriate methodology in order to obtain the fair value of its live animals. This is mainly due to the short life period of the animal, and the price that would be received in a sale in an active market that represent the amount near to the cost to produce an animal in the same level of maturity.

For the breeding stock the production cost is reduced throughout its life considering its normal devaluation.

The Company determined that income approach is the most appropriate methodology in order to obtain the fair value of its forests, as the asset value is correlated to the present value of the future cash flows generated by the biological asset.

The quantities and balances per live animal assets are set forth below:

	12.31.18		12.31.17
	Quantity (thousand of heads)	Value	Quantity (thousand of heads)	Value
Consumable biological assets
Immature poultry	188,248	582.8	199,337	699.9
Immature pork	4,011	930.3	3,987	810.6
Total current	192,259	1,513.1	203,324	1,510.5

Production biological assets
Immature poultry	6,538	134.4	6,693	117.2
Mature poultry	11,958	246.8	11,113	208.6
Immature pork	203	74.1	229	67.8
Mature pork	439	243.1	445	246.2
Total non-current	19,138	698.4	18,480	639.8
	211,397	2,211.5	221,804	2,150.3

The Company has forests as collateral for loan and tax/civil contingencies in the amount of R$66.3 (R$56.1 as of December 31, 2017).

10.1.	Table of sensitivity analysis

The live animals and forests fair value is determined using non-observable information and the best practices and data available at the moment the appraisal is done, being classified as level 3 in the fair value hierarchy.

Impact on fair value measurement
The estimated fair value can be change if:
Asset	Valuation methodology	Non observable significant inputs	Increase	Decrease
Forests	Income approach	Estimated price of standing wood	Increase in the wood price	Decrease in the wood price
		Productivity estimated per hectare	Increase in yield per hectare	Decrease in yield per hectare
		Harvest and transport cost	Decrease of harvest cost	Increase of harvest cost
		Discount rate	Descrease in discount rate	Increase in discount rate

The assumptions applied include sensitivity to the prices used in the evaluation and the discount rate used in the discounted cash flow. Prices refer to the prices obtained in the regions in which the Company is located and obtained through market research. The discount rate corresponds to the average cost of capital and other assumptions to a market participant.

The weighted average price used in the appraisal of the biological assets (forests) for the year ended December 31, 2018 was equivalent to R$33.00 (thirty-three Reais) per stereo (R$30.00 per stereo at December 31, 2017).

The real discount rate used in the appraisal of the biological assets (forests) for the year ended December 31, 2018 was 7.01% (7.51% at December 31, 2017).